Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($) segment	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of geographical areas [line items]
Interest income	$ 1,549,674	$ 1,773,640	$ 1,739,317
Interest expense	(683,237)	(873,222)	(851,654)
Net interest income	$ 866,437	900,418	887,663
Chile [member]
Disclosure of geographical areas [line items]
Number of reporting segments | segment	1
Interest income	$ 1,116,943	1,245,465	1,208,481
Interest expense	(490,729)	(631,279)	(593,796)
Net interest income	$ 626,214	614,186	614,685
Colombia [member]
Disclosure of geographical areas [line items]
Number of reporting segments | segment	1
Interest income	$ 432,731	528,175	530,836
Interest expense	(192,508)	(241,943)	(257,858)
Net interest income	$ 240,223	$ 286,232	$ 272,978